Intangible assets - product development	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Intangible assets – product development
20. Intangible assets – product development

All figures in £ millions	2021	2020
Cost
At 1 January	2,514	2,275
Exchange differences	—	(48)
Additions	287	323
Disposals and retirements	(92)	(31)
Disposal of subsidiary	(9)	—
Transfers	(2)	(5)

At 31 December	2,698	2,514

Amortisation
At 1 January	(1,609)	(1,405)
Exchange differences	(3)	45
Charge for the year	(260)	(280)
Impairment	(19)	—
Disposals and retirements	92	31
Disposal of subsidiary	3	—
Transfers	(8)	—

At 31 December	(1,804)	(1,609)

Carrying amounts at 31 December 2021	894	905

Included in the above are product development assets amounting to £601m (2020: £607m) which will be realised in more than one year. Amortisation is included in the income statement in cost of goods sold.
Product development assets are assessed for impairment triggers on an annual basis or when triggering events occur. In 2021, of the £19m impairment charges, £14m have been recognised as a result of asset write-offs related to the major restructuring programme. The full annual impairment test showed that there is adequate headroom across all product development assets and accordingly no further impairment charges were recognised in 2021 (2020: £nil
; 2019: £nil).